Please Complete and Sign the
                Signature and Taxpayer Certification
               on the Reverse Side of This Supplement
          and Return It with Your New Account Application.

                 Supplement dated December 31, 1996
     to NEW ACCOUNT APPLICATION in the following Prospectuses:
                     _______________________
   ISI Total Return U.S. Treasury Fund Shares dated March 1, 1996

       ISI Managed Municipal Fund Shares dated March 1, 1996

ISI North American Government Bond Fund Shares dated August 1, 1996

                     _______________________

     The Prospectuses are hereby amended and supplemented as follows:

     The section of the New Account Application appearing in the Prospectuses under the heading

                Signature and Taxpayer Certification

is deleted and replaced by the Signature and Taxpayer Certification appearing on the reverse side of this Supplement. The remainder of the New Account Application in the Prospectuses remains unchanged.

     When returning your New Account Application:

     * Please complete all of the New Account Application appearing in your Prospectus, except for the Signature and Taxpayer Certification.

     *    Please complete and sign the Signature and Taxpayer
          Certification appearing on the reverse side of this Supplement and return it with your New Account
          Application.

     If you have any questions about how to complete your New
Account Application or the Signature and Taxpayer Certification appearing on the reverse side of this Supplement, please call 1-800-882-8585.


PLEASE COMPLETE THIS PAGE AND RETURN IT WITH YOUR NEW ACCOUNT APPLICATION

Signature and Taxpayer Certification
______________________________________________________________________________
|By signing this application, I hereby certify under penalties               |
|of perjury that the information on this application is                      |
|complete and correct and that as required by federal law:                   |
|(Please check applicable boxes)                                             |
|[ ] U.S. Citizen/Taxpayer:                                                  |
|       [ ] I certify that (1) the number shown above on this form is        |
|           the correct Social Security Number or Tax ID Number and (2)      |
|           I am not subject to any backup withholding either because (a)    |
|           I am exempt from backup withholding, or (b) I have not been      |
|           notified by the Internal Revenue Service ("IRS") that I am sub-  |
|           ject to backup withholding as a result of a failure to report all|
|           interest or dividends, or (c) the IRS has notified me that       |
|           I am no longer subject to backup withholding.                    |
|      [ ]  If no Tax ID Number or Social Security  Number has been provided |
|           above, I have applied, or intend to apply, to the IRS or the     |
|           Social Security Administration for a Tax ID Number or a Social   |
|           Security Number, and I understand that if I do not provide       |
|           either number to the Transfer Agent within 60 days of the date   |
|           of this application or if I fail to furnish my correct Social    |
|           Security Number or Tax ID Number, I may be subject to a penalty  |
|           and a 31% backup withholding on distributions and redemption     |
|           proceeds. (Please provide either number on IRS Form W-9. You may |
|           request such form by calling the Transfer Agent at 800-882-8585.)|
|[ ] Non-U.S. Citizen/Taxpayer:                                              |
| Indicated country of residence for tax purposes: _______________________| | Under penalties of perjury, I certify that I am not a U.S. citizen | | or resident and I am an exempt foreign person as defined by the Internal|
|    Revenue Service.                                                        |
|____________________________________________________________________________|

I have received a copy of the following prospectus (please check the appropriate box):

    [ ]  ISI Total Return U.S. Treasury Fund Shares dated March 1, 1996
    [ ]  ISI Managed Municipal Fund Shares dated March 1, 1996
    [ ]  ISI North American Government Bond Fund Shares dated August 1, 1996

I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

__________________________________________________________________________
| The Internal Revenue Service does not require your consent to           |
| any provision of this document other than the certifications            |
| required to avoid backup withholding.                                   |
|_________________________________________________________________________|

_______________________________________________        ____________
Signature                                              Date

_______________________________________________        ____________
Signature (if joint account, both must sign)           Date
